CONDENSED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Series 20 General Partner [Member]	Series 20 Limited Partners [Member]	Series 20	Series 21 General Partner [Member]	Series 21 Limited Partners [Member]	Series 21	Series 22 General Partner [Member]	Series 22 Limited Partners [Member]	Series 22	Series 23 General Partner [Member]	Series 23 Limited Partners [Member]	Series 23	Series 24 General Partner [Member]	Series 24 Limited Partners [Member]	Series 24	Series 25 General Partner [Member]	Series 25 Limited Partners [Member]	Series 25	Series 26 General Partner [Member]	Series 26 Limited Partners [Member]	Series 26	Series 27 General Partner [Member]	Series 27 Limited Partners [Member]	Series 27	Series 28 General Partner [Member]	Series 28 Limited Partners [Member]	Series 28	Series 29 General Partner [Member]	Series 29 Limited Partners [Member]	Series 29	Series 30 General Partner [Member]	Series 30 Limited Partners [Member]	Series 30	Series 31 General Partner [Member]	Series 31 Limited Partners [Member]	Series 31	Series 32 General Partner [Member]	Series 32 Limited Partners [Member]	Series 32	Series 33 General Partner [Member]	Series 33 Limited Partners [Member]	Series 33	Series 34 General Partner [Member]	Series 34 Limited Partners [Member]	Series 34	Series 35 General Partner [Member]	Series 35 Limited Partners [Member]	Series 35	Series 36 General Partner [Member]	Series 36 Limited Partners [Member]	Series 36	Series 37 General Partner [Member]	Series 37 Limited Partners [Member]	Series 37	Series 38 General Partner [Member]	Series 38 Limited Partners [Member]	Series 38	Series 39 General Partner [Member]	Series 39 Limited Partners [Member]	Series 39	Series 40 General Partner [Member]	Series 40 Limited Partners [Member]	Series 40	Series 41 General Partner [Member]	Series 41 Limited Partners [Member]	Series 41	Series 42 General Partner [Member]	Series 42 Limited Partners [Member]	Series 42	Series 43 General Partner [Member]	Series 43 Limited Partners [Member]	Series 43	Series 44 General Partner [Member]	Series 44 Limited Partners [Member]	Series 44	Series 45 General Partner [Member]	Series 45 Limited Partners [Member]	Series 45	Series 46 General Partner [Member]	Series 46 Limited Partners [Member]	Series 46	General Partner [Member]	Limited Partners [Member]	Total
Partners' capital (deficit), Beginning balance at Mar. 31, 2020	$ 754,767	$ (754,767)	$ 0	$ 898,231	$ (898,231)	$ 0	$ 2,448,362	$ (2,448,362)	$ 0	$ 224,264	$ (224,264)	$ 0	$ (175,232)	$ 173,404	$ 0	$ (219,815)	$ 219,815	$ 0	$ (312,798)	$ 888,586	$ 576,004	$ (133,264)	$ 133,264	$ 0	$ (275,140)	$ 275,140	$ 0	$ (368,139)	$ (2,581,075)	$ (2,949,214)	$ 883,119	$ (883,119)	$ 0	$ (353,529)	$ 353,529	$ 0	$ (405,267)	$ 514,959	$ 109,692	$ (220,161)	$ 782,102	$ 561,941	$ (323,363)	$ (1,973,967)	$ (2,297,330)	$ (223,088)	$ 223,088	$ 0	$ (148,221)	$ 148,221	$ 0	$ (205,359)	$ 205,359	$ 0	$ (188,889)	$ 188,889	$ 0	$ (196,043)	$ 196,043	$ 0	$ (216,900)	$ 216,900	$ 0	$ (272,127)	$ (2,023,466)	$ (2,295,590)	$ (224,748)	$ 1,843,687	$ 1,618,939	$ (307,358)	$ 1,723,649	$ 1,416,291	$ (237,898)	$ 192,920	$ (44,978)	$ (368,707)	$ (1,135,758)	$ (1,504,465)	$ (279,531)	$ (1,399,379)	$ (1,678,910)	$ (444,787)	$ (6,042,833)	$ (6,487,620)
Distributions	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(1,466,663)	(1,466,663)	0	0	0	0	0	0	0	0	0	0	(1,466,663)	(1,466,663)
Net income (loss)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(471)	(46,630)	(47,101)	0	0	0	0	0	0	(128)	(12,686)	(12,814)	0	0	0	0	0	0	25,259	2,500,690	2,525,949	24,738	2,449,039	2,473,777	(433)	(42,872)	(43,305)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	139	13,785	13,924	6,633	656,630	663,263	504	49,868	50,372	4,884	483,522	488,406	571	56,511	57,082	(497)	(49,241)	(49,738)	61,199	6,058,616	6,119,815
Partners' capital (deficit), Ending balance at Mar. 31, 2021	754,767	(754,767)	0	898,231	(898,231)	0	2,448,362	(2,448,362)	0	224,264	(224,264)	0	(173,404)	173,404	0	(219,815)	219,815	0	(313,053)	841,956	528,903	(133,264)	133,264	0	(275,140)	275,140	0	(368,267)	(2,593,761)	(2,962,028)	883,119	(883,119)	0	(353,529)	353,529	0	(380,008)	3,015,649	2,635,641	(195,423)	3,231,141	3,035,718	(323,796)	(2,016,839)	(2,340,635)	(223,088)	223,088	0	(148,221)	148,221	0	(205,359)	205,359	0	(188,889)	188,889	0	(196,043)	196,043	0	(216,900)	216,900	0	(271,985)	(2,009,681)	(2,281,666)	(218,115)	2,500,317	2,282,202	(306,854)	306,854	0	(233,014)	676,442	443,428	(368,136)	(1,079,247)	(1,447,383)	(280,028)	(1,448,620)	(1,728,648)	(383,588)	(1,450,880)	(1,834,468)
Contributions	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1,249,375	0	1,249,375	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1,249,375		1,249,375
Distributions	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(437,323)	(437,323)	0	0	0	0		0	0	0	0	0	0	0	0	0	0	0	(2,554,377)	(2,554,377)	0	(2,948,609)	(2,948,609)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(2,425,749)	(2,425,749)	0	0	0	0	0	0	0	0	0	0	0	0	0	(8,366,058)	(8,366,058)
Net income (loss)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(916)	(90,664)	(91,580)	0	0	0	0	0	0	(363)	(35,916)	(36,279)	0	0	0	0	0	0	(813)	(80,451)	(81,264)	(871)	(86,238)	(87,109)	(659)	(65,269)	(65,928)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	10,323	1,021,968	1,032,291	1,435	142,112	143,547	0	0	0	7,588	751,219	758,807	5,964	590,441	596,405	3,768	373,010	376,778	25,456	2,520,212	2,545,668
Partners' capital (deficit), Ending balance at Mar. 31, 2022	$ 754,767	$ (754,767)	$ 0	$ 898,231	$ (898,231)	$ 0	$ 2,448,362	$ (2,448,362)	$ 0	$ 224,264	$ (224,264)	$ 0	$ (173,404)	$ 173,404	$ 0	$ (219,815)	$ 219,815	$ 0	$ (313,969)	$ 313,969	$ 0	$ (133,264)	$ 133,264	$ 0	$ (275,140)	$ 275,140	$ 0	$ (368,630)	$ (2,629,677)	$ (2,998,307)	$ 883,119	$ (883,119)	$ 0	$ (353,529)	$ 353,529	$ 0	$ (380,821)	$ 380,821	$ 0	$ (196,294)	$ 196,294	$ 0	$ (324,455)	$ (2,082,108)	$ (2,406,563)	$ (223,088)	$ 223,088	$ 0	$ (148,221)	$ 148,221	$ 0	$ (205,359)	$ 205,359	$ 0	$ (188,889)	$ 188,889	$ 0	$ (196,043)	$ 196,043	$ 0	$ (216,900)	$ 216,900	$ 0	$ 987,713	$ (987,713)	$ 0	$ (216,680)	$ 216,680	$ 0	$ (306,854)	$ 306,854	$ 0	$ (225,426)	$ 1,427,661	$ 1,202,235	$ (362,172)	$ (488,806)	$ (850,978)	$ (276,260)	$ (1,075,610)	$ (1,351,870)	$ 891,243	$ (7,296,726)	$ (6,405,483)